Viking Mutual Funds

Supplement Dated July 15, 2020

to

Prospectus and Statement of Additional Information (“SAI”)
Dated November 29, 2019

and

Summary Prospectuses Dated December 5, 2019

OF:

    Kansas Municipal Fund

Class A: KSMUX

Class I: KSITX

Maine Municipal Fund

Class A: MEMUX

Class I: MEIMX

Nebraska Municipal Fund

Class A: NEMUX

Class I: NEITX

Oklahoma Municipal Fund

Class A: OKMUX

Class I: OKMIX

Viking Tax-Free Fund for Montana

Class A: VMTTX

Class I: VMTIX

Viking Tax-Free Fund for North Dakota

Class A: VNDFX

Class I: VNDIX

(each a “Fund” and Ccollectively, the “Funds”)

Mr. Monte Avery, Senior Portfolio Manager on the portfolio management team for each Fund, recently passed away unexpectedly. Each Fund continues to be managed by the adviser’s portfolio management team, consisting of Mr. Shannon Radke and Mr. Joshua Larson.

Accordingly, all references to Mr. Avery in the Prospectus, Summary Prospectuses, and SAI of the Funds are deleted in their entirety.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.